Parent Entity Information - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Parent [member]
Parent Entity [Line Items]
Impairment of inter-company loans	$ 40,806,526	$ 21,368,073